STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	May 25, 2022	Jul. 02, 2019	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2022	May 22, 2022	Jan. 03, 2022	Dec. 31, 2021	May 22, 2019
Class of Stock [Line Items]
Common Stock, Shares Authorized					4,000,000,000			2,000,000,000
Common stock par value					$ 0.0001			$ 0.0001
Common stock, shares outstanding			1,783,508,869		1,676,014,753			1,411,799,497
Sale of Stock, Number of Shares Issued in Transaction			107,494,116
Sale of Stock, Consideration Received on Transaction			$ 258,597
Common stock capitalized		2,000,000,000
Preferred stock capitalized		5,000,000
Warrants issued			279,655,690		279,655,690
Strike price			$ 0.0788		$ 0.0788
Weighted-average remaining contractual life			4 years 3 months 3 days		4 years 6 months 3 days
Average price			$ 0.00279		$ 0.002845
Intrinsic value			$ 93,000		$ 39,000
Non cash charge				$ 15,300,000
Common stock, shares issued					1,676,014,753			1,411,799,497
Financing fees					59
Financing fee					$ 68,400
Warrants					70,013,989
Trading price					$ 0.0051
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Preferred Stock, Voting Rights	These share which represented 3,000,000,000 (billion) votes, was valued at the trading price of the Company’s securities of $0.0051 on the date of Board of Director approval.
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			20,000,000		20,000,000			20,000,000
Preferred stock, shares par value					$ 0.0001			$ 0.0001
Preferred stock shares outstanding			4,250,579		4,250,579			4,250,579
Preferred stock, shares issued					4,250,579			4,250,579
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		20,000,000
Designated shares									4,126,776
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			2,500		2,500			2,500
Preferred stock, shares par value			$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock shares outstanding			2,422		2,305			0
Shares issued for proceeds			6		1,980
Proceeds from issuance of preferred stock			$ 6,000		$ 1,964,600
Shares issued issued to retire debt			111		266
Shares issued issued to retire debt, value			$ 111,000		$ 319,200
Series B Preferred Stock [Member] | G H S Investments [Member]
Class of Stock [Line Items]
Shares issued for proceeds			117		2,305
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares par value							$ 0.0001
Designated shares			2,422				1,600
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					100,000			100,000
Preferred stock, shares par value					$ 0.0001			$ 0.0001
Preferred stock shares outstanding			3,000		0
Designated shares	10,000
Preferred Stock, No Par Value	$ 0.0001
Preferred Stock, Voting Rights	The holders of the Series C Preferred Stock shall have the right to cast one million (1,000,000) votes for each share held of record on all matters submitted to a vote of holders of the Company’s common stock.
Preferred Stock Series C [Member]
Class of Stock [Line Items]
Shares, Outstanding					3,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						10,000
Preferred stock, shares par value						$ 0.0001
Common stock voting rights					1,000,000
Number of shares issued					3,000,000,000
Series C Convertible Preferred Stock [Member] | Board of Directors Chairman [Member]
Class of Stock [Line Items]
Number of shares issued					1,000